UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2014 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Automobiles & Components--1.5%
American Axle & Manufacturing
Holdings	30,060	a	544,086
Dorman Products	18,704	a	838,500
Gentex	49,950		1,476,022
Gentherm	43,138	a	2,107,292
Motorcar Parts of America	34,829	a	1,056,015
Tenneco	9,167	a	587,421
Tesla Motors	2,636	a	710,929
			7,320,265
Banks--2.0%
Bank of the Ozarks	81,304		2,597,663
Beneficial Mutual Bancorp	28,602	a	392,705
BofI Holding	28,997	a	2,232,479
Boston Private Financial Holdings	56,296		683,433
Clifton Bancorp	60,418		759,454
PacWest Bancorp	18,335		768,970
Radian Group	55,676		810,643
Texas Capital Bancshares	27,066	a	1,461,023
			9,706,370
Capital Goods--9.5%
Acuity Brands	19,223		2,381,346
Apogee Enterprises	20,008		730,492
Astec Industries	4,895		203,338
Astronics	25,819	a	1,619,884
Barnes Group	36,015		1,233,154
Beacon Roofing Supply	65,342	a	1,863,554
Builders FirstSource	132,476	a	914,084
Chart Industries	13,549	a	906,293
CIRCOR International	13,458		958,075
Curtiss-Wright	12,028		864,092
Donaldson	27,031		1,131,518

DXP Enterprises	8,214	a	658,106
Encore Wire	15,787		670,158
Esterline Technologies	15,253	a	1,788,109
Generac Holdings	21,746	a,b	1,011,624
Graham	22,883		699,305
H&E Equipment Services	98,406		4,025,790
ITT	17,226		824,436
Manitex International	45,765	a	617,370
Meritor	52,007	a	708,855
Middleby	22,469	a	1,937,502
NCI Building Systems	105,077	a	2,097,337
NN	25,562		745,899
Plug Power	50,640	a,b	282,571
Power Solutions International	10,944	a,b	748,022
Primoris Services	21,090		612,454
Proto Labs	50,782	a	3,820,838
RBC Bearings	22,364		1,382,542
Rush Enterprises, Cl. A	24,647	a	903,805
Sparton	17,551	a	504,767
Standex International	9,671		721,747
Taser International	47,484	a	744,074
The Greenbrier Companies	30,726	b	2,197,523
Trex	19,188	a	721,469
Tutor Perini	81,163	a	2,425,151
Twin Disc	19,455		629,369
Woodward	35,661		1,862,574
			46,147,227
Commercial & Professional Services--5.0%
Acacia Research	35,871	b	638,145
Advisory Board	75,302	a	3,734,980
Corporate Executive Board	22,596		1,489,528
Franklin Covey	11,253	a	214,595
Healthcare Services Group	90,169		2,464,319
Huron Consulting Group	14,849	a	898,068
InnerWorkings	62,780	a	544,303
Korn/Ferry International	52,119	a	1,576,600
MiX Telematics, ADR	23,432	b	211,357
Mobile Mini	54,365		2,129,477

Paylocity Holding	22,201	b	504,629
Resources Connection	47,571		728,312
Ritchie Brothers Auctioneers	84,613		2,009,559
Rollins	69,701		2,073,605
Steelcase, Cl. A	38,751		608,391
Team	23,007	a	918,209
Tetra Tech	32,541		829,795
TriNet Group	25,740		690,089
TrueBlue	28,212	a	765,674
WageWorks	32,604	a	1,345,241
			24,374,876
Consumer Durables & Apparel--2.5%
Carter's	9,225		763,645
Cavco Industries	10,371	a	740,801
Deckers Outdoor	8,780	a	809,867
G-III Apparel Group	20,524	a	1,694,051
Iconix Brand Group	11,192	a	465,923
iRobot	17,890	a,b	580,173
Kate Spade & Company	35,199	a	1,138,336
LGI Homes	37,214		711,532
Nautilus	65,223	a	770,936
Oxford Industries	6,316		387,360
Skechers USA, Cl. A	37,102	a	2,165,643
Universal Electronics	18,879	a	1,032,115
Vince Holding	27,170		986,271
			12,246,653
Consumer Services--5.1%
2U	67,174	b	1,269,588
Bob Evans Farms	17,027	b	739,312
Bravo Brio Restaurant Group	53,206	a	768,295
Bright Horizons Family Solutions	9,632	a	391,733
Century Casinos	58,256	a	301,766
Cheesecake Factory	56,203		2,526,325
Chuy's Holdings	51,671	a	1,358,948
Del Frisco's Restaurant Group	25,853	a	572,127
Denny's	65,282	a	445,876
Diamond Resorts International	18,771	a	469,650
Domino's Pizza	8,922		673,165

Fiesta Restaurant Group	52,143	a	2,559,700
Grand Canyon Education	61,173	a	2,645,121
Jack in the Box	12,863		764,705
K12	64,945	a,b	1,222,914
Kona Grill	19,504	a	339,955
La Quinta Holdings	16,865		333,084
Life Time Fitness	21,555	a,b	993,685
LifeLock	62,084	a,b	920,085
Panera Bread, Cl. A	4,195	a	628,998
Popeyes Louisiana Kitchen	17,364	a	696,296
Red Robin Gourmet Burgers	11,131	a	591,056
Scientific Games, Cl. A	77,475	a,b	786,371
Sonic	31,797		671,235
Vail Resorts	15,303		1,216,435
Zoe's Kitchen	21,918	b	639,348
			24,525,773
Diversified Financials--3.0%
Affiliated Managers Group	3,434	a	725,089
Financial Engines	32,984	b	1,183,137
GAMCO Investors, Cl. A	5,014		392,646
Hercules Technology Growth Capital	38,603	b	590,240
HFF, Cl. A	56,596		1,697,880
ICG Group	102,312	a	1,775,113
Janus Capital Group	98,324		1,194,637
Marcus & Millichap	33,146		1,004,987
MarketAxess Holdings	29,170		1,718,696
Portfolio Recovery Associates	52,870	a	3,004,602
SLM	83,421		739,110
Springleaf Holdings	21,771		724,539
			14,750,676
Energy--4.5%
Athlon Energy	27,504		1,280,036
Basic Energy Services	26,288	a	636,432
Bonanza Creek Energy	24,251	a	1,489,254
C&J Energy Services	23,899	a	685,662
Callon Petroleum	68,751	a	737,698
Clayton Williams Energy	7,076	a	838,081
Delek US Holdings	20,932		732,201

Diamondback Energy	20,642	a	1,782,437
Dril-Quip	11,251	a	1,141,639
Geospace Technologies	4,767	a	196,019
Goodrich Petroleum	12,357	a,b	273,090
Gulfport Energy	18,813	a	1,100,560
Helix Energy Solutions Group	26,989	a	737,339
Hornbeck Offshore Services	5,580	a	243,623
Matador Resources	39,482	a	1,080,228
Natural Gas Services Group	12,482	a	370,466
Newpark Resources	49,436	a,b	609,546
Oasis Petroleum	8,265	a	406,555
Pacific Ethanol	45,920	a	1,061,211
Patterson-UTI Energy	16,096		555,956
RigNet	8,578	a	400,335
Sanchez Energy	19,898	a,b	660,415
SemGroup, Cl. A	9,653		846,858
SM Energy	16,023		1,426,688
Synergy Resources	41,615	a	560,138
Targa Resources	7,008		977,966
Western Refining	16,763		779,982
			21,610,415
Exchange-Traded Funds--.4%
iShares Russell 2000 ETF	16,695	b	1,945,969
Food & Staples Retailing--.8%
Chefs' Warehouse	9,639	a,b	182,081
Fresh Market	51,557	a,b	1,719,426
United Natural Foods	28,538	a	1,834,708
			3,736,215
Food, Beverage & Tobacco--1.3%
Cal-Maine Foods	10,473		828,519
Diamond Foods	22,501	a,b	620,353
Hain Celestial Group	9,922	a	975,928
Inventure Foods	31,260	a	378,871
J&J Snack Foods	15,277		1,446,885
SunOpta	69,293	a	920,904
TreeHouse Foods	13,326	a	1,099,662
			6,271,122
Health Care Equipment & Services--10.8%

Abaxis	24,783		1,183,388
ABIOMED	59,489	a,b	1,549,689
Acadia Healthcare	44,094	a	2,258,053
AmSurg	14,879	a	800,341
AngioDynamics	45,052	a	635,684
athenahealth	13,024	a	1,881,187
Bio-Reference Labs	68,119	a,b	1,978,857
Brookdale Senior Living	20,608	a	720,250
Cantel Medical	48,192		1,757,562
Castlight Health, Cl. B	31,073	b	370,079
Chemed	13,545		1,430,487
Community Health Systems	14,240	a	772,947
DexCom	77,834	a	3,440,263
Globus Medical, Cl. A	24,820	a	450,235
Health Net	21,702	a	1,024,334
iCAD	47,420	a	500,281
iKang Healthcare Group, ADR	15,735	b	333,425
Innocoll, ADR	24,296		205,544
Insulet	63,654	a	2,298,546
IPC The Hospitalist	43,656	a	2,110,331
Kindred Healthcare	36,128		746,043
LDR Holding	26,734		723,689
LifePoint Hospitals	9,644	a	721,371
Masimo	27,482	a	616,696
Medidata Solutions	75,403	a	3,509,256
MEDNAX	46,502	a	2,662,239
Molina Healthcare	14,595	a	698,225
MWI Veterinary Supply	11,775	a	1,672,639
Neogen	80,692	a	3,397,134
Novadaq Technologies	95,116	a,b	1,242,215
NuVasive	20,687	a	726,114
Providence Service	25,568	a	1,164,111
Quidel	62,476	a	1,474,433
RadNet	102,460	a	684,433
Roka Bioscience	67,970	b	796,608
Spectranetics	46,245	a	1,312,433
STERIS	12,622		710,492
Tandem Diabetes Care	37,041	b	524,130

Team Health Holdings	13,572	a	794,233
Teleflex	6,496		711,182
Trinity Biotech, ADR	52,524		1,145,548
Zeltiq Aesthetics	24,835	a	521,783
			52,256,490
Household & Personal Products--.2%
Medifast	31,671	a	1,064,146
Insurance--.1%
Stewart Information Services	19,955		642,950
Materials--4.4%
Balchem	41,840		2,152,250
Berry Plastics Group	54,599	a	1,316,382
CaesarStone Sdot-Yam	3,830		199,198
Century Aluminum	33,539	a	837,804
Clearwater Paper	11,721	a	811,093
Eagle Materials	10,222		1,041,724
Flotek Industries	40,635	a	1,129,653
Globe Specialty Metals	40,339		828,563
Graphic Packaging Holding	47,054	a	601,821
Haynes International	11,980		593,968
Headwaters	32,492	a	422,071
Horsehead Holding	47,411	a	957,228
Kaiser Aluminum	9,748		785,201
KapStone Paper and Packaging	25,420	a	781,411
LSB Industries	15,468	a	619,493
Marrone Bio Innovations	28,332	b	162,909
PolyOne	47,765		1,873,343
Senomyx	102,549	a,b	833,723
Sensient Technologies	24,470		1,373,012
Steel Dynamics	43,769		1,017,192
Stillwater Mining	40,060	a	743,514
US Silica Holdings	33,025		2,371,525
			21,453,078
Media--1.8%
Carmike Cinemas	21,425	a	725,665
Cinemark Holdings	15,246		538,031
Cumulus Media, Cl. A	171,580	a	787,552
Lamar Advertising, Cl. A	13,645		716,090

Live Nation Entertainment	30,691	a	673,974
MDC Partners, Cl. A	117,914	b	2,582,317
New Media Investment Group	42,364		740,099
New York Times, Cl. A	31,379		388,472
Rentrak	19,494	a,b	995,364
Scholastic	21,437		751,152
			8,898,716
Pharmaceuticals, Biotech & Life Sciences--11.0%
ACADIA Pharmaceuticals	25,895	a,b	620,962
Achillion Pharmaceuticals	75,837	a,b	877,434
Aegerion Pharmaceuticals	22,489	a,b	687,039
Aerie Pharmaceuticals	28,059		459,606
Agios Pharmaceuticals	22,629	a,b	1,045,912
Akorn	21,269	a	829,916
Albany Molecular Research	2,615	a	51,777
Alder Biopharmaceuticals	10,210	b	173,978
Alkermes	8,358	a	373,853
Alnylam Pharmaceuticals	16,381	a	1,141,264
Amicus Therapeutics	125,235	a	900,440
Avanir Pharmaceuticals, Cl. A	36,407	a	226,452
BioDelivery Sciences International	128,348	a,b	2,053,568
Cepheid	94,178	a	3,769,946
Chimerix	23,168	a	591,711
Clovis Oncology	10,204	a,b	485,302
DepoMed	49,041	a	752,779
Dyax	143,056	a	1,460,602
Enanta Pharmaceuticals	20,476	a	859,173
Exact Sciences	60,148	a,b	1,254,086
Fluidigm	5,476	a	149,057
GW Pharmaceuticals, ADR	8,645	a,b	791,190
Horizon Pharma	80,719	a,b	831,406
ICON	18,120	a	897,665
Insmed	79,217	a	1,103,493
Keryx Biopharmaceuticals	86,592	a,b	1,575,109
KYTHERA Biopharmaceuticals	15,764	a,b	592,884
Loxo Oncology	15,177	b	197,453
Myriad Genetics	8,360	a,b	302,548
NanoString Technologies	30,970	a,b	345,006

Nektar Therapeutics	150,843	a,b	2,151,021
NeoGenomics	40,467	a	215,689
Novavax	157,996	a,b	741,001
NPS Pharmaceuticals	104,718	a	3,160,390
Omeros	47,079	a,b	701,948
Ophthotech	24,928	b	971,195
Orexigen Therapeutics	103,646	a,b	590,782
OvaScience	21,401	a,b	289,127
Pacira Pharmaceuticals	18,172	a	1,967,300
PAREXEL International	33,319	a	1,880,524
PTC Therapeutics	32,820	a,b	1,039,082
Puma Biotechnology	5,715	a	1,488,814
Receptos	17,012	a	870,164
Relypsa	26,144		660,920
Repligen	87,725	a	1,672,039
Repros Therapeutics	35,302	a	773,820
Revance Therapeutics	19,098	b	445,938
Salix Pharmaceuticals	9,031	a	1,436,922
Sunesis Pharmaceuticals	110,483	a,b	827,517
Techne	32,085		3,064,759
TESARO	23,795	a	703,380
TherapeuticsMD	106,202	a,b	589,421
Ultragenyx Pharmaceutical	23,657		1,262,338
ZS Pharma	6,616	b	266,559
			53,172,261
Real Estate--1.2%
Capstead Mortgage	47,624	b,c	629,589
Colony Financial	31,273		701,141
CyrusOne	15,041		391,668
FelCor Lodging Trust	71,018	c	734,326
Gramercy Property Trust	95,291		589,851
Howard Hughes	12,098	a	1,915,960
Strategic Hotels & Resorts	52,940	a,c	628,927
			5,591,462
Retailing--4.0%
Big Lots	16,702		774,138
Brown Shoe Co.	24,259		723,889
Core-Mark Holding Company	18,886		909,550

Finish Line, Cl. A	21,618		640,541
Five Below	48,813	a	1,979,855
Genesco	8,382	a	664,693
Hibbett Sports	26,595	a,b	1,208,211
Lithia Motors, Cl. A	8,377		732,317
LKQ	24,715	a	701,906
MarineMax	45,356	a	782,845
Monro Muffler Brake	39,452		2,041,641
Pool	16,276		922,198
Restoration Hardware Holdings	29,495	a,b	2,473,746
Shutterfly	47,454	a,b	2,420,629
Tile Shop Holdings	65,259	a	753,741
TravelCenters of America	66,318	a	755,362
Vitamin Shoppe	18,569	a	727,719
			19,212,981
Semiconductors & Semiconductor Equipment--6.4%
Ambarella	33,821	a,b	1,158,369
Cabot Microelectronics	29,395	a	1,261,045
Canadian Solar	50,180	a	1,778,379
Cavium	57,455	a	3,227,822
Ceva	41,379	a	627,306
Entegris	55,233	a	670,529
Fairchild Semiconductor
International	52,140	a	915,057
FormFactor	108,930	a	766,867
GT Advanced Technologies	71,308	a,b	1,269,995
Integrated Device Technology	145,437	a	2,392,439
Lattice Semiconductor	194,825	a	1,463,135
Mellanox Technologies	23,030	a	962,424
Monolithic Power Systems	32,103		1,533,881
ON Semiconductor	36,577	a	356,992
Pixelworks	122,478	a,b	812,029
Power Integrations	22,808		1,363,462
RF Micro Devices	39,886	a,b	497,378
Semtech	50,212	a	1,308,274
Spansion, Cl. A	174,392	a	3,888,942
SunEdison	59,600	a	1,312,988
SunPower	15,185	a,b	580,371

Synaptics	11,267	a	925,021
Teradyne	52,253		1,075,889
Tessera Technologies	30,447		900,318
			31,048,912
Software & Services--14.0%
ACI Worldwide	53,170	a	1,035,220
Advent Software	11,721		378,705
Aspen Technology	25,213	a	1,036,002
Attunity	41,026	a	281,028
Benefitfocus	25,389	b	838,345
Bottomline Technologies	35,531	a	1,000,553
Cadence Design Systems	55,749	a	983,412
Callidus Software	144,921	a	1,663,693
Cass Information Systems	18,264		856,947
ChannelAdvisor	26,653	a	431,779
Concur Technologies	15,675	a,b	1,573,456
Constant Contact	46,428	a	1,447,161
CoStar Group	11,477	a	1,661,296
Dealertrack Technologies	56,334	a	2,521,509
Demandware	63,482	a	3,374,069
Descartes Systems Group	50,834	a,b	713,201
Digital River	35,195	a	537,428
E2open	50,540	a,b	763,154
Envestnet	73,007	a	3,359,052
FactSet Research Systems	4,897	b	623,878
Guidewire Software	20,799	a	947,394
iGATE	25,261	a	945,267
Imperva	20,340	a	592,097
Interactive Intelligence Group	35,487	a	1,519,199
j2 Global	11,226	b	600,030
LogMeIn	30,098	a	1,272,543
Marketo	36,052	a	1,055,603
MAXIMUS	52,772		2,174,206
Monotype Imaging Holdings	21,816		641,172
Move	50,960	a	810,264
NetSuite	18,341	a	1,607,405
NeuStar, Cl. A	22,913	a,b	675,704
NIC	48,784		914,212

Pegasystems	53,593		1,189,765
Points International	20,548	a,b	363,700
Proofpoint	35,003	a	1,395,920
PROS Holdings	25,843	a	661,322
Qualys	8,410	a	204,363
Reis	24,374		578,151
SciQuest	40,501	a	646,801
SeaChange International	51,284	a	389,246
Shutterstock	9,506	a	673,025
SPS Commerce	26,389	a	1,476,201
Stamps.com	34,742	a	1,169,416
Synchronoss Technologies	16,673	a	736,446
Tableau Software, Cl. A	15,933	a	1,043,452
TrueCar	69,168	b	1,429,702
Trulia	8,060	a	496,738
Tyler Technologies	30,006	a	2,672,334
Ultimate Software Group	38,438	a	5,650,002
VeriFone Systems	42,672	a	1,490,106
Verint Systems	41,306	a	2,070,670
VistaPrint	26,051	a	1,257,742
WNS Holdings, ADR	25,133	a	518,494
Yelp	26,512	a,b	2,185,119
			67,133,699
Technology Hardware & Equipment--5.1%
Agilysys	26,727	a	333,553
Applied Optoelectronics	42,879		910,750
ARRIS Group	46,168	a	1,413,203
Aruba Networks	110,207	a	2,352,920
Belden	11,230		820,576
CDW	22,864		755,427
Cognex	31,086	a	1,304,990
Comtech Telecommunications	19,326		735,161
Cray	20,313	a	573,030
Digi International	63,690	a	531,175
EchoStar, Cl. A	15,671	a	790,289
Electronics For Imaging	35,751	a	1,574,474
FLIR Systems	22,625		764,499
Infinera	71,009	a	751,275

InvenSense	46,122	a,b	1,192,254
Ituran Location and Control	7,909	b	173,207
Knowles	22,007	a	724,470
National Instruments	67,287		2,230,564
Sanmina	44,258	a	1,039,178
Sonus Networks	298,002	a	1,123,467
Stratasys	18,713	a	2,244,812
Super Micro Computer	75,068	a	1,838,415
Zebra Technologies, Cl. A	9,174	a	715,847
			24,893,536
Telecommunication Services--.3%
Cogent Communications Holdings	20,944		725,919
RingCentral, Cl. A	43,578		585,253
			1,311,172
Transportation--3.7%
Allegiant Travel	14,959		1,837,863
Avis Budget Group	9,419	a	635,877
Covenant Transport, Cl. A	15,180	a	211,002
Echo Global Logistics	133,012	a	3,452,991
Forward Air	15,895		735,780
Genesee & Wyoming, Cl. A	20,955	a	2,060,505
Heartland Express	37,449		878,179
Hub Group, Cl. A	13,395	a	582,549
JetBlue Airways	70,525	a,b	862,521
Marten Transport	73,145		1,448,271
Old Dominion Freight Line	23,087	a	1,539,211
Roadrunner Transportation Systems	36,510	a	919,322
Spirit Airlines	13,007	a	915,563
Swift Transportation	18,641	a	394,816
XPO Logistics	41,352	a	1,280,671
			17,755,121
Utilities--.2%
American States Water	22,336		721,453
Total Common Stocks
(cost $396,578,332)			477,791,538
Investment of Cash Collateral for
Securities Loaned--9.1%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $44,128,213)	44,128,213 [d]	44,128,213
Total Investments (cost $440,706,545)	107.9%	521,919,751
Liabilities, Less Cash and Receivables	(7.9%)	(38,276,320)
Net Assets	100.0%	483,643,431

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2014, the value of the fund's securities on loan was $43,622,573 and the value of the collateral held by the fund was $44,473,326, consisting of cash collateral of $44,128,213 and U.S. Government &
Agency securities valued at $345,113.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $81,213,206 of which $92,993,410 related to appreciated investment securities and $11,780,204 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.0
Pharmaceuticals, Biotech & Life Sciences	11.0
Health Care Equipment & Services	10.8
Capital Goods	9.5
Money Market Investment	9.1
Semiconductors & Semiconductor Equipment	6.4
Consumer Services	5.1
Technology Hardware & Equipment	5.1
Commercial & Professional Services	5.0
Energy	4.5
Materials	4.4
Retailing	4.0
Transportation	3.7
Diversified Financials	3.0
Consumer Durables & Apparel	2.5

Banks	2.0
Media	1.8
Automobiles & Components	1.5
Food, Beverage & Tobacco	1.3
Real Estate	1.2
Food & Staples Retailing	.8
Exchange-Traded Funds	.4
Telecommunication Services	.3
Household & Personal Products	.2
Utilities	.2
Insurance	.1
107.9

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	460,501,924	-	-	460,501,924
Equity Securities - Foreign Common Stocks+	15,343,645	-	-	15,343,645
Exchange-Traded Funds	1,945,969	-	-	1,945,969
Mutual Funds	44,128,213	-	-	44,128,213

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)